Exchange Traded Concepts II
(the “Trust”)

Horizons S&P 500® Covered Call ETF
Horizons S&P Financial Select Sector Covered Call ETF
Horizons S&P Energy Select Sector Covered Call ETF

Supplement dated October 2, 2013 to the Trust’s Prospectus dated June 18, 2013

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated June 18, 2013.

Effective September 24, 2013, Eden Rahim is no longer a Portfolio Manager to each of the Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF and Horizons S&P Energy Select Sector Covered Call ETF (the “Funds”).   All references to Mr. Rahim as Portfolio Manager to the Funds are deleted.

Each of the Funds continues to be managed by Steven Hawkins.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Exchange Traded Concepts II
(the “Trust”)

Horizons S&P 500® Covered Call ETF
Horizons S&P Financial Select Sector Covered Call ETF
Horizons S&P Energy Select Sector Covered Call ETF

Supplement dated October 2, 2013 to the Trust’s Statement of Additional Information (“SAI”) dated June 18, 2013

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated June 18, 2013.

Effective September 24, 2013, Eden Rahim is no longer a Portfolio Manager to the Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF and Horizons S&P Energy Select Sector Covered Call ETF (the “Funds”).  All references to Mr. Rahim as Portfolio Manager to the Funds are deleted.

Each of the Funds continues to be managed by Steven Hawkins.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE